Note 11 - Common Stock Warrant Liability (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Jul. 31, 2024
Fair Value Adjustment of Warrants	$ (108)	$ (0)	$ (242)	$ (0)	$ (10,482)	$ (0)
July 2024 Warrants [Member]
Warrants and Rights Outstanding, Term (Year)							5 years
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)	$ 1.1	$ 1.9714	$ 1.1	$ 1.9714			$ 205.5
Warrants and Rights Outstanding					300		$ 10,800
Fair Value Adjustment of Warrants	$ (100)		$ 200		$ (10,500)